Income Taxes - Schedule of Net Operating Loss ("NOL") Carryforwards (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Federal [Member]
Operating losses carryforwards
Net operating losses carryforwards	$ 120,498
State [Member]
Operating losses carryforwards
Net operating losses carryforwards	85,427
2017 - 2021 [Member] | State [Member]
Operating losses carryforwards
Net operating losses carryforwards	9,500
2022 - 2026 [Member] | State [Member]
Operating losses carryforwards
Net operating losses carryforwards	5,812
2027 - 2031 [Member] | State [Member]
Operating losses carryforwards
Net operating losses carryforwards	5,483
2032 - 2035 [Member] | Federal [Member]
Operating losses carryforwards
Net operating losses carryforwards	120,498
2032 - 2035 [Member] | State [Member]
Operating losses carryforwards
Net operating losses carryforwards	$ 64,632